Segment analysis - Reconciliation of [profit/(loss)] for the period to Adjusted EBITDA (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Segment analysis
Profit/Loss for the period	$ 35	$ 5	$ 30
Income tax [charge/(credit)]	16	10	17	$ 6
Net finance expense	64	67	124	117
Depreciation and amortization	121	114	240	225
Exceptional operating items	4	14	8	17
Adjusted EBITDA	$ 240	$ 210	$ 419	$ 365